Going Concern (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Going Concern [Abstract]
Incurred loss	$ 12,147,008	$ 57,809,776
Accumulated losses	(135,089,448)		$ (123,135,335)
Current liabilities over current assets	$ 22,568,712		$ 16,604,967